Related Party Transactions - FP Land LLC (Details) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
Pittman Hough Farms | Astoria Farms
Related Party Transactions
Ownership interest (as a percent)	33.34%		33.34%
Pittman Hough Farms | Hough Farms
Related Party Transactions
Ownership interest (as a percent)	25.00%		25.00%
Pittman Hough Farms | Paul A. Pittman
Related Party Transactions
Ownership interest (as a percent)	75.00%		75.00%
American Agriculture Corporation | Paul A. Pittman
Related Party Transactions
Ownership interest held by related party (as a percent)	75.00%		75.00%
American Agriculture Corporation | Jesse J. Hough
Related Party Transactions
Ownership interest held by related party (as a percent)	25.00%		25.00%
FP Land LLC, predecessor business
Related Party Transactions
Number of farms rented to unrelated parties	2		2
FP Land LLC, predecessor business | Astoria Farms and Hough Farms
Related Party Transactions
Accounts receivable from related party	$ 1,117,059		$ 463,700
FP Land LLC, predecessor business | Astoria Farms and Hough Farms | Rent agreement
Related Party Transactions
Rent from related party	618,710	544,979	2,179,916	1,794,600
FP Land LLC, predecessor business | Astoria Farms
Related Party Transactions
Accounts receivable from related party			463,700	0
Accounts payable to related party				0
FP Land LLC, predecessor business | Hough Farms
Related Party Transactions
Accounts receivable from related party				0
Accounts payable to related party				0
FP Land LLC, predecessor business | American Agriculture Corporation | Management and accounting services
Related Party Transactions
Expenses from related party			2,500	2,500
FP Land LLC, predecessor business | Pittman Hough Farms
Related Party Transactions
Accounts payable to related party	132,557		75,000
FP Land LLC, predecessor business | Pittman Hough Farms | Professional fees paid on behalf of Company
Related Party Transactions
Expenses from related party	$ 57,558	$ 0	$ 75,000